Significant Accounting Judgments Estimates And Assumptions Used In The Preparation of The Financial Statements	12 Months Ended
Dec. 31, 2019
Significant Accounting Judgments Estimates and Assumptions Used in Preparation ofFinancial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 3:-	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Government grants:

Government grants received from the IIA at the Ministry of Industry, Trade and Labor are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows and the estimated discount rate used to measure the amortized cost of the liability.

-	Determining the fair value of an unquoted financial liabilities:

The fair value of unquoted financial liabilities in Level 3 of the fair value hierarchy is determined using valuation techniques including projected cash flows discounted at current rates applicable for items with similar terms and risk characteristics. Changes in estimated projected cash flows and estimated discount rates, after consideration of risk factors such as liquidity risk, credit risk and volatility, are liable to affect the fair value of these liabilities.